Geographical Information (Tables)	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenue disaggregated by geography
Revenue disaggregated by geography based on the customers’ location was as follows (in thousands):

	Years Ended December 31,
	2020	2019
United States	$119,118	$81,550
International(1)	4,166	1,002
Total	$123,284	$82,552
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(1)No individual country made up 10% or more of total revenue for any period presented.
Revenue disaggregated by geography based on the customers’ location was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
United States	$50,751	$30,861	$126,885	$80,887
International(1)	1,954	965	5,985	2,280
Total	$52,705	$31,826	$132,870	$83,167
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(1)No individual country made up 10% or more of total revenue for any period presented.